Shareholder Report, Holdings (Details)	May 31, 2024
C000173769 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173769 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173769 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173769 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173769 | U.s. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173769 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173769 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173769 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000024768 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024768 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024768 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024768 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024768 | U.s. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024768 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024768 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024768 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000024770 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024770 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024770 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024770 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024770 | U.s. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024770 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024770 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024770 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000024771 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024771 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024771 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024771 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024771 | U.s. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024771 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024771 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000024771 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000062220 | Other Security Types
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062220 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062220 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062220 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062220 | U.s. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062220 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000062220 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062220 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	82.50%